Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Other Comprehensive Income (Loss)

NOTE 6 - OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, as of December 31, 2016, 2015 and 2014.

	For the Year Ended December 31, 2016			For the Year Ended December 31, 2015			For the Year Ended December 31, 2014
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$3,554	$(4,049)	$(495)	$3,730	$(3,777)	$(47)	$341	$(4,588)	$(4,247)

Other comprehensive income (loss) before reclassifications	(1,533)	(511)	(2,044)	(188)	(449)	(637)	3,464	591	4,055
Amounts reclassified from accumulated other comprehensive loss	(13)	215	202	12	177	189	(75)	220	145

Net current-period other comprehensive income (loss)	(1,546)	(296)	(1,842)	(176)	(272)	(448)	3,389	811	4,200

Ending balance	$2,008	$(4,345)	$(2,337)	$3,554	$(4,049)	$(495)	$3,730	$(3,777)	$(47)

Amounts in parentheses indicate debits on the consolidated balance sheets.

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2016, 2015 and 2014.

	Amout Reclassified from Accumulated Other Comprehensive Loss (a)
	For the year ended December 31,
Details about Accumulated Other Comprehensive Loss Components	2016		2015		2014		Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities	$19		$(18)		$113		Net gain (loss) on sale of securities
Tax effect	(6)		6		(38)		Income taxes

	13		(12)		75
Amortization of defined benefit pension items
Actuarial losses	(326	) (b)	(270	) (b)	(334	) (b)	Salaries, wages and benefits
Tax effect	111		93		114		Income taxes

	(215)		(177)		(220)
Total reclassifications for the period	$(202)		$(189)		$(145)

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.